UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116

Form 13F File Number: 28-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                (617) 646-6100

Signature, Place, and Date of Signing:

/s/ Jason Price                   Boston, MA                  February 13, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

List of Other Included Managers:            None

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     1,949,057
                                            (x$1000)

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: PAMET CAPITAL MANAGEMENT, L.P.
                                        As of 12/31/06

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                                                                      Voting
  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other        Authority
  Issuer                       Class         Number    (x$1,000)   Principal  PRN CALL    Discretion    Managers
                                                                  Amount

                                                                                                                Sole   Shared  None

ALLEGHENY ENERGY INC          COM            017361106   181,349   3,950,000 SH          SOLE                 3,950,000
ALTRIA GROUP INC              COM            02209S103   148,057   1,725,200 SH          SOLE                 1,725,200
ARBITRON INC                  COM            03875Q108    86,211   1,984,598 SH          SOLE                 1,984,598
CROSSTEX ENERGY INC           COM            22765Y104    25,003     789,000 SH          SOLE                   789,000
ECHOSTAR COMMUNICATIONS NEW   CL A           278762109   203,864   5,360,600 SH          SOLE                 5,360,600
ERIE INDTY CO                 CL A           29530P102    76,777   1,324,192 SH          SOLE                 1,324,192
GATEHOUSE MEDIA INC           COM            367348109     1,392      75,000 SH          SOLE                    75,000
GENTEK INC                    COM NEW        37245X203    26,395     763,074 SH          SOLE                   763,074
GLOBAL SIGNAL INC             COM            37944Q103   399,065   7,576,703 SH          SOLE                 7,576,703
HOSPIRA INC                   COM            441060100    80,011   2,382,700 SH          SOLE                 2,382,700
INVESTORS BANCORP INC         COM            46146P102     6,423     408,300 SH          SOLE                   408,300
LIBERTY MEDIA HLDG CORP       INT COM SER A  53071M104    56,255   2,608,000 SH          SOLE                 2,608,000
MASTERCARD INC                COM            57636Q104    52,692     535,000 SH          SOLE                   535,000
MOHAWK INDS INC               COM            608190104    97,108   1,297,200 SH          SOLE                 1,297,200
NVR INC                       COM            62944T105   174,660     270,790 SH          SOLE                   270,790
PORTLAND GEN ELEC CO          COM NEW        736508847     1,391      51,050 SH          SOLE                    51,050
SLM CORP                      COM            78442P106   111,298   2,282,100 SH          SOLE                 2,282,100
TAL INTL GROUP INC            COM            874083108    50,826   1,904,300 SH          SOLE                 1,904,300
TEMPUR PEDIC INTL INC         COM            88023U101    69,824   3,412,700 SH          SOLE                 3,412,700
USA MOBILITY INC              COM            90341G103    79,906   3,571,997 SH          SOLE                 3,571,997
WINTHROP RLTY TR              SH BEN INT     976391102    20,550   3,000,000 SH          SOLE                 3,000,000
